EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 18, 2013 (Accession No. 0001193125-13-403490), to the prospectus dated March 31, 2013, for Legg Mason Strategic Real Return Fund, a series of Legg Mason Global Asset Management Trust.